DERIVATIVES ACTIVITIES - Gains (Losses) Included in Other Revenue (Details) - Other revenue - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	$ (1,078)	$ 554	$ (363)
Interest rate contracts
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	(81)	117	(227)
Foreign exchange contracts
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	12	(39)	14
Credit derivatives
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	$ (1,009)	$ 476	$ (150)